Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2016
Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2015 and 2016:

	March 31, 2015
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥18,404	¥18,359	¥0
Consumer borrowers		450	407	0
	Housing loans	450	407	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		17,954	17,952	0
Non-recourse loans	Japan	4,975	4,975	0
	The Americas	0	0	0
Other	Real estate companies	5,167	5,167	0
	Entertainment companies	892	892	0
	Other	6,920	6,918	0
Purchased loans		0	0	0
With an allowance recorded*2:		82,630	79,418	34,379
Consumer borrowers		11,543	9,737	2,606
	Housing loans	4,907	3,118	1,689
	Card loans	3,741	3,731	566
	Other	2,895	2,888	351
Corporate borrowers		55,871	54,465	23,292
Non-recourse loans	Japan	310	310	64
	The Americas	16,747	16,747	7,687
Other	Real estate companies	15,940	15,708	5,099
	Entertainment companies	3,580	3,548	1,429
	Other	19,294	18,152	9,013
Purchased loans		15,216	15,216	8,481

Total:		¥101,034	¥97,777	¥34,379

Consumer borrowers		11,993	10,144	2,606

	Housing loans	5,357	3,525	1,689

	Card loans	3,741	3,731	566

	Other	2,895	2,888	351

Corporate borrowers		73,825	72,417	23,292

Non-recourse loans	Japan	5,285	5,285	64

	The Americas	16,747	16,747	7,687

Other	Real estate companies	21,107	20,875	5,099

	Entertainment companies	4,472	4,440	1,429

	Other	26,214	25,070	9,013

Purchased loans		15,216	15,216	8,481

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥14,601	¥14,498	¥0
Consumer borrowers		931	852	0
	Housing loans	931	852	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		13,670	13,646	0
Non-recourse loans	Japan	4,776	4,776	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	211	211	0
	Other	8,683	8,659	0
Purchased loans		0	0	0
With an allowance recorded*2:		58,992	57,758	22,533
Consumer borrowers		13,170	12,628	2,770
	Housing loans	3,580	3,058	1,401
	Card loans	4,123	4,113	590
	Other	5,467	5,457	779
Corporate borrowers		34,809	34,117	13,875
Non-recourse loans	Japan	292	292	72
	The Americas	5,989	5,988	1,251
Other	Real estate companies	8,612	8,480	2,140
	Entertainment companies	2,218	2,209	840
	Other	17,698	17,148	9,572
Purchased loans		11,013	11,013	5,888

Total:		¥73,593	¥72,256	¥22,533

Consumer borrowers		14,101	13,480	2,770

	Housing loans	4,511	3,910	1,401

	Card loans	4,123	4,113	590

	Other	5,467	5,457	779

Corporate borrowers		48,479	47,763	13,875

Non-recourse loans	Japan	5,068	5,068	72

	The Americas	5,989	5,988	1,251

Other	Real estate companies	8,612	8,480	2,140

	Entertainment companies	2,429	2,420	840

	Other	26,381	25,807	9,572

Purchased loans		11,013	11,013	5,888

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2014, 2015 and 2016:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,445	¥295	¥230
	Housing loans	8,004	231	178
	Card loans	2,453	38	31
	Other	988	26	21
Corporate borrowers		134,927	4,146	3,449
Non-recourse loans	Japan	15,897	234	219
	The Americas	23,119	667	667
Other	Real estate companies	38,733	1,154	990
	Entertainment companies	10,277	509	343
	Other	46,901	1,582	1,230
Purchased loans		25,588	0	0

Total		¥171,960	¥4,441	¥3,679

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,822	¥376	¥273
	Housing loans	6,286	268	180
	Card loans	3,368	60	51
	Other	2,168	48	42
Corporate borrowers		82,986	2,005	1,648
Non-recourse loans	Japan	5,975	10	10
	The Americas	15,657	502	502
Other	Real estate companies	22,009	417	355
	Entertainment companies	5,951	202	149
	Other	33,394	874	632
Purchased loans		18,736	0	0

Total		¥113,544	¥2,381	¥1,921

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥13,215	¥317	¥269
	Housing loans	5,090	176	148
	Card loans	3,970	69	59
	Other	4,155	72	62
Corporate borrowers		58,138	974	947
Non-recourse loans	Japan	5,117	7	7
	The Americas	11,759	275	275
Other	Real estate companies	13,843	210	198
	Entertainment companies	3,505	102	99
	Other	23,914	380	368
Purchased loans		12,864	0	0

Total		¥84,217	¥1,291	¥1,216

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2015 and 2016:

	March 31, 2015
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,311,725	¥11,993	¥6,635	¥18,628	¥1,330,353
	Housing loans	1,050,531	5,357	3,898	9,255	1,059,786
	Card loans	238,660	3,741	824	4,565	243,225
	Other	22,534	2,895	1,913	4,808	27,342
Corporate borrowers		1,015,971	73,825	0	73,825	1,089,796
Non-recourse loans	Japan	36,250	5,285	0	5,285	41,535
	The Americas	66,486	16,747	0	16,747	83,233
Other	Real estate companies	235,493	21,107	0	21,107	256,600
	Entertainment companies	101,701	4,472	0	4,472	106,173
	Other	576,041	26,214	0	26,214	602,255
Purchased loans		27,076	15,216	0	15,216	42,292
Direct financing leases		1,201,081	0	15,373	15,373	1,216,454
	Japan	819,592	0	10,293	10,293	829,885
	Overseas	381,489	0	5,080	5,080	386,569

Total		¥3,555,853	¥101,034	¥22,008	¥123,042	¥3,678,895

	March 31, 2016
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,439,703	¥14,101	¥8,178	¥22,279	¥1,461,982
	Housing loans	1,131,276	4,511	2,267	6,778	1,138,054
	Card loans	255,753	4,123	657	4,780	260,533
	Other	52,674	5,467	5,254	10,721	63,395
Corporate borrowers		1,029,381	48,479	0	48,479	1,077,860
Non-recourse loans	Japan	14,883	5,068	0	5,068	19,951
	The Americas	55,271	5,989	0	5,989	61,260
Other	Real estate companies	261,558	8,612	0	8,612	270,170
	Entertainment companies	98,852	2,429	0	2,429	101,281
	Other	598,817	26,381	0	26,381	625,198
Purchased loans		19,511	11,013	0	11,013	30,524
Direct financing leases		1,177,580	0	12,556	12,556	1,190,136
	Japan	831,207	0	7,918	7,918	839,125
	Overseas	346,373	0	4,638	4,638	351,011

Total		¥3,666,175	¥73,593	¥20,734	¥94,327	¥3,760,502

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2015 and 2016:

	March 31, 2015
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non- Accrual
Consumer borrowers		¥3,229	¥9,825	¥13,054	¥1,330,353	¥9,825
	Housing loans	1,672	6,503	8,175	1,059,786	6,503
	Card loans	704	1,202	1,906	243,225	1,202
	Other	853	2,120	2,973	27,342	2,120
Corporate borrowers		7,991	33,694	41,685	1,089,796	43,697
Non-recourse loans	Japan	0	4,975	4,975	41,535	4,975
	The Americas	6,639	9,846	16,485	83,233	14,716
Other	Real estate companies	37	8,366	8,403	256,600	8,730
	Entertainment companies	0	571	571	106,173	571
	Other	1,315	9,936	11,251	602,255	14,705
Direct financing leases		6,142	15,373	21,515	1,216,454	15,373
	Japan	1,877	10,293	12,170	829,885	10,293
	Overseas	4,265	5,080	9,345	386,569	5,080

Total		¥17,362	¥58,892	¥76,254	¥3,636,603	¥68,895

	March 31, 2016
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non- accrual
Consumer borrowers		¥5,002	¥11,348	¥16,350	¥1,461,982	¥11,348
	Housing loans	2,283	4,435	6,718	1,138,054	4,435
	Card loans	503	1,103	1,606	260,533	1,103
	Other	2,216	5,810	8,026	63,395	5,810
Corporate borrowers		3,018	18,944	21,962	1,077,860	31,464
Non-recourse loans	Japan	0	4,776	4,776	19,951	4,776
	The Americas	2,370	400	2,770	61,260	5,924
Other	Real estate companies	44	2,727	2,771	270,170	2,727
	Entertainment companies	0	145	145	101,281	145
	Other	604	10,896	11,500	625,198	17,892
Direct financing leases		6,457	12,556	19,013	1,190,136	12,556
	Japan	500	7,918	8,418	839,125	7,918
	Overseas	5,957	4,638	10,595	351,011	4,638

Total		¥14,477	¥42,848	¥57,325	¥3,729,978	¥55,368

Note:	Loans held for sale and purchased loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2014, 2015 and 2016:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,899	¥2,586
	Housing loans	724	334
	Card loans	1,898	1,391
	Other	1,277	861
Corporate borrowers		14,135	11,097
Non-recourse loans	Japan	4,745	2,608
	The Americas	4,809	4,723
Other	Real estate companies	328	276
	Entertainment companies	779	509
	Other	3,474	2,981

Total		¥18,034	¥13,683

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥5,504	¥4,061
	Housing loans	483	263
	Card loans	2,566	2,018
	Other	2,455	1,780
Corporate borrowers		946	891
Non-recourse loans	The Americas	145	145
Other	Other	801	746

Total		¥6,450	¥4,952

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥6,436	¥4,890
	Housing loans	71	23
	Card loans	2,405	1,910
	Other	3,960	2,957
Corporate borrowers		584	582
Non-recourse loans	The Americas	575	575
Other	Other	9	7

Total		¥7,020	¥5,472

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2014 and for which there was a payment default during fiscal 2014:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥57
	Housing loans	18
	Card loans	31
	Other	8
Corporate borrowers		565
Non-recourse loans	The Americas	497
Other	Real estate companies	42
	Other	26

Total		¥622

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2015 and for which there was a payment default during fiscal 2015:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥122
	Housing loans	27
	Card loans	62
	Other	33
Corporate borrowers		330
Other	Other	330

Total		¥452

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2016 and for which there was a payment default during fiscal 2016:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥68
	Card loans	45
	Other	23

Total		¥68